Annual Total Returns- Victory INCORE Fund for Income (MCI) [BarChart] - MCI - Victory INCORE Fund for Income - Class I	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.67%	(1.51%)	2.64%	1.72%	1.27%	0.67%	1.25%	4.13%	3.05%